Organization and Significant Accounting Policies - Fair Value Measurement and Unobservable Rollforward Activity of Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Beginning balance		$ 38	$ 2,400
Issuances	4,635
Exercises	(219)
Adjustments to estimated fair value	(27)	(38)	(2,362)
Ending balance	$ 4,389		$ 38